Pay vs Performance Disclosure	3 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
(a)	(b)(1)	(c)(1)(2)	(d)(3)	(e)(3)(4)	(f)(5)	(g)(5)(6)	(h)(7)	(i)(8)
					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO	Average Summary Compensation Table Total for Non- CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs	Company Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (Loss) ($ Thousands)	Adjusted EBITDA ($ Thousands)
2024	$10,392,468	$5,073,064	$2,337,051	$1,737,819	$55	$135	$44,398	$548,574
2023	9,701,005	31,189,170	1,405,960	3,514,502	67	132	51,376	528,029
2022	16,659,858	5,908,688	2,000,869	(872,149)	33	130	(233,570)	506,249
2021	2,197,574	(2,362,888)	658,885	(789,682)	94	132	116,182	481,229
2020	17,204,248	22,420,874	5,012,582	14,102,915	109	105	(38,617)	419,859
(1)
The Chief Executive Officer (“CEO”) in all five reporting years is Michael B. Petras, Jr.; reflects compensation amounts reported in the Summary Compensation Table (“SCT”) for Mr. Petras for the years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

(2)
“Compensation actually paid” (“CAP”) to our CEO in 2024, 2023, 2022, 2021 and 2020 reflects the respective amounts in the SCT, adjusted as required pursuant to Item 402(v) of Regulation S-K.

(3)
The following non-CEO PVP NEOs are included in the average figures shown:

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2020: Michael Rutz, Scott Leffler

●
2021: Michael Rutz, Scott Leffler, Terrence Hammons, Matthew Klaben

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2022: Michael Rutz, Scott Leffler, Terrence Hammons, Matthew Klaben, Alexander Dimitrief, Michael Biehl

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2023: Michael Rutz, Alexander Dimitrief, Michael Biehl, Jonathan Lyons

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2024: Michael Rutz, Alexander Dimitrief, Jonathan Lyons

(4)
Average CAP to our non-CEO NEOs in 2024, 2023, 2022, 2021 and 2020 reflects the respective amounts in the SCT, adjusted pursuant to Item 402(v) of Regulation S-K.

(5)
Total shareholder return (“TSR”) for the Company and the peer group was calculated as the yearly percentage change in cumulative TSR based on a deemed fixed investment of $100 at market close on December 31, 2019 and in accordance with Items 201(e) and 402(v) of Regulation S-K. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(6)
For purposes of this PVP disclosure, our peer group is the S&P 500 Healthcare Index (the “Peer Group”).

(7)
Reflects “Net Income (Loss)” in the Consolidated Statements of Operations and Comprehensive Income (Loss) included in the Company’s Annual Reports on Form 10-K for the years ended December 31, 2024, 2023, 2022, 2021 and 2020 (“Net Income” and “Net Loss,” as applicable). 2022 Net Loss includes a $408 million legal reserve recorded in the fourth quarter of 2022 related to the binding term sheets to settle the EO claims in Cook County, Illinois, subject to the satisfaction or waiver by the Company of the various conditions set forth in the term sheets.

(8)
For purposes of this PVP disclosure, the Company-Selected Measure is Adjusted EBITDA, which is described below.

Equity Valuations. The Company measures stock option grant date fair values using the Black-Scholes option pricing model as of the grant date. For the adjustments to equity compensation required under Item 402(v) of Regulation S-K, stock option fair values as of each measurement date apply the Black-Scholes option pricing model with updated assumptions (i.e., expected term, volatility, dividend yield, risk free rates) and common stock price as of each year end and vesting date. The Company measures the fair value of RSUs and restricted common stock awards (“RSAs”) using the closing market price of our common stock as of the grant date. For the adjustments to equity compensation required under Item 402(v) of Regulation S-K, RSUs and RSAs have been valued using the closing market price of our common stock as of each year end and each vesting date.
The following table indicates the range of assumptions used to determine the value of stock option awards under the Black-Scholes option pricing model granted during 2020 – 2024 at various dates as required to calculate the executive compensation actually paid in 2023:
Grant Year(1)	Expected volatility	Expected life (years)	Risk-free interest rate
2024(2)	46.8% – 57.5%	5.2 – 6.0 years	4.2 – 4.4%
2023(3)	57.5% – 60.0%	4.23 – 5.0 years	3.8 – 4.4%
2022(3)	60.0% – 62.5%	3.6 – 4.2 years	4.2 – 4.3%
2020(3)	65.0%	3.0 years	4.3%

(1)
No NEO had option grants in 2021.

(2)
Reflects grant date assumptions for option awards granted in 2024 and assumptions for valuation of those options as of December 31, 2024.

(3)
Reflects 2024 option vesting date assumptions and assumptions for valuation as of December 31, 2024 for option awards that were granted in 2023, 2022 and 2020.

The tables below disclose the amounts deducted from, and added to, the Summary Compensation Table total compensation amounts to calculate the Compensation Actually Paid for each of the applicable years, for the CEO and average non-CEO NEOs, as shown in columns (c) and (e) of the PvP Table, respectively:
CEO
Year	Summary Compensation Table Total Compensation	Less: Stock award and option award values reported in Summary Compensation Table for the Covered Year	Plus: Covered Year-end fair value for outstanding equity awards granted in Covered Year	Plus/Less: Change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted prior to Covered Year	Plus/Less: Change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in Covered Year	Less: Fair value of stock and option awards forfeited during the Covered Year	CEO CAP
2024	$10,392,468	$(8,007,269)	$7,676,419	$(1,676,669)	$(3,311,885)	$—	$5,073,064
Average Non-CEO NEOs
Year	Average Summary Compensation Table Total Compensation	Less: Average stock award and option award values reported in Summary Compensation Table for the Covered Year	Plus: Covered Year-end average fair value for outstanding equity awards granted in Covered Year	Plus/Less: Change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted prior to Covered Year	Plus/Less: Change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in Covered Year	Less: Fair value of stock and option awards forfeited during the Covered Year	Non-CEO NEO CAP
2024	$2,337,051	$(1,234,451)	$1,183,444	$(191,662)	$(356,563)	$—	$1,737,819

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote
(3)
The following non-CEO PVP NEOs are included in the average figures shown:

●
2020: Michael Rutz, Scott Leffler

●
2021: Michael Rutz, Scott Leffler, Terrence Hammons, Matthew Klaben

●
2022: Michael Rutz, Scott Leffler, Terrence Hammons, Matthew Klaben, Alexander Dimitrief, Michael Biehl

●
2023: Michael Rutz, Alexander Dimitrief, Michael Biehl, Jonathan Lyons

●
2024: Michael Rutz, Alexander Dimitrief, Jonathan Lyons

Peer Group Issuers, Footnote		(6) For purposes of this PVP disclosure, our peer group is the S&P 500 Healthcare Index (the “Peer Group”).
PEO Total Compensation Amount		$ 10,392,468	$ 9,701,005	$ 16,659,858	$ 2,197,574	$ 17,204,248
PEO Actually Paid Compensation Amount		$ 5,073,064	31,189,170	5,908,688	(2,362,888)	22,420,874
Adjustment To PEO Compensation, Footnote
The tables below disclose the amounts deducted from, and added to, the Summary Compensation Table total compensation amounts to calculate the Compensation Actually Paid for each of the applicable years, for the CEO and average non-CEO NEOs, as shown in columns (c) and (e) of the PvP Table, respectively:
CEO
Year	Summary Compensation Table Total Compensation	Less: Stock award and option award values reported in Summary Compensation Table for the Covered Year	Plus: Covered Year-end fair value for outstanding equity awards granted in Covered Year	Plus/Less: Change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted prior to Covered Year	Plus/Less: Change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in Covered Year	Less: Fair value of stock and option awards forfeited during the Covered Year	CEO CAP
2024	$10,392,468	$(8,007,269)	$7,676,419	$(1,676,669)	$(3,311,885)	$—	$5,073,064

Non-PEO NEO Average Total Compensation Amount		$ 2,337,051	1,405,960	2,000,869	658,885	5,012,582
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,737,819	3,514,502	(872,149)	(789,682)	14,102,915
Adjustment to Non-PEO NEO Compensation Footnote
The tables below disclose the amounts deducted from, and added to, the Summary Compensation Table total compensation amounts to calculate the Compensation Actually Paid for each of the applicable years, for the CEO and average non-CEO NEOs, as shown in columns (c) and (e) of the PvP Table, respectively:
Average Non-CEO NEOs
Year	Average Summary Compensation Table Total Compensation	Less: Average stock award and option award values reported in Summary Compensation Table for the Covered Year	Plus: Covered Year-end average fair value for outstanding equity awards granted in Covered Year	Plus/Less: Change in fair value (from prior year-end to Covered Year-end) of outstanding equity awards granted prior to Covered Year	Plus/Less: Change in fair value (from prior year-end to vesting date) of equity awards granted in prior years that vested in Covered Year	Less: Fair value of stock and option awards forfeited during the Covered Year	Non-CEO NEO CAP
2024	$2,337,051	$(1,234,451)	$1,183,444	$(191,662)	$(356,563)	$—	$1,737,819

Compensation Actually Paid vs. Total Shareholder Return
The graph below reflects the relationship between each of the CEO and Average non-CEO NEO CAP (per the SEC’s definition), and the TSR of the Company, and between the TSR of the Company and the TSR of the S&P 500 Health Care Index, for the Covered Years.

Compensation Actually Paid vs. Net Income		The graph below reflects the relationship between each of the CEO and Average Non-CEO NEO CAP (per the SEC’s definition), and the Company’s Net Income and Adjusted EBITDA for the Covered Years.
Compensation Actually Paid vs. Company Selected Measure		The graph below reflects the relationship between each of the CEO and Average Non-CEO NEO CAP (per the SEC’s definition), and the Company’s Net Income and Adjusted EBITDA for the Covered Years.
Total Shareholder Return Vs Peer Group
The graph below reflects the relationship between each of the CEO and Average non-CEO NEO CAP (per the SEC’s definition), and the TSR of the Company, and between the TSR of the Company and the TSR of the S&P 500 Health Care Index, for the Covered Years.

Tabular List, Table
The following financial performance measures represent, in the Company’s assessment, the most important financial measures the Company used to link our CEO and Non-CEO NEO CAP for 2024 to Company performance:
Financial Performance Measures
Adjusted EBITDA	Sterigenics Segment Income

Total Shareholder Return Amount		$ 55	67	33	94	109
Peer Group Total Shareholder Return Amount		135	132	130	132	105
Net Income (Loss)	$ 408,000,000	$ 44,398,000	$ 51,376,000	$ (233,570,000)	$ 116,182,000	$ (38,617,000)
Company Selected Measure Amount		548,574,000	528,029,000	506,249,000	481,229,000	419,859,000
PEO Name		Michael B. Petras, Jr
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum		46.80%	57.50%	60.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum		57.50%	60.00%	62.50%		65.00%
Share based Compensation Arrangement By Share based Payment Award Fair Value Assumptions Expected Term1, Minimum		5 years 2 months 12 days	4 years 2 months 23 days	3 years 7 months 6 days
Share based Compensation Arrangement By Share based Payment Award Fair Value Assumptions Expected Term1, Maximum		6 years	5 years	4 years 2 months 12 days		3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum		4.20%	3.80%	4.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum		4.40%	4.40%	4.30%		4.30%
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Non-GAAP Measure Description		(8) For purposes of this PVP disclosure, the Company-Selected Measure is Adjusted EBITDA, which is described below.
Measure:: 2
Pay vs Performance Disclosure
Name		Sterigenics Segment Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (8,007,269)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,676,419
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,676,669)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,311,885)
PEO | Fair Value Of Stock And Option Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,234,451)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,183,444
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(191,662)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(356,563)
Non-PEO NEO | Fair Value Of Stock And Option Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount